OTHER NON-CURRENT LIABILITIES - Narrative (Details) $ in Millions			12 Months Ended
	Dec. 31, 2022 USD ($) $ / ounce ozt	Sep. 29, 2015 USD ($) ozt	Dec. 31, 2022 USD ($) $ / ounce	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of detailed information about other non-current liabilities [Line Items]
Repayments of bonds, notes and debentures			$ 0	$ 16
Proceeds from issue of bonds, notes and debentures			177	131
Revenue			$ 11,013	11,985
Proportion of ownership interest in subsidiary			100.00%
GoT loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			16.00%
Shareholder loan									$ 167
Repayments of bonds, notes and debentures			$ 32	16
PV Shareholder Loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available						$ 1,300
Basis spread						4.00%
PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available						$ 800
Proceeds from issue of bonds, notes and debentures			369	327	$ 104
PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available						$ 500
Proceeds from issue of bonds, notes and debentures			75
Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Revenue			9,920	10,738
Newmont Corporation [Member] | PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures			147	$ 131	$ 42
Newmont Corporation [Member] | PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures			$ 30
Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Expected initial revenue payments (as percent)		30.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)		60.00%
Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt		23,100,000
Royal Gold | Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt		550,000
Pascua-Lama | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)	25.00%		25.00%
Deposits from customers	$ 625		$ 625
Contract duration			3 years
Selling price (in dollars per ounce) | $ / ounce	3.90		3.90
Annual inflation adjustment (as percent)			1.00%
Starting period after project period to apply annual inflation adjustment			3 years
Agreement termination timeframe			90 days
Contract liabilities, undiscounted								$ 253
Contract liabilities							$ 148
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interest in subsidiary			60.00%
Pueblo Viejo [Member] | Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposits from customers		$ 610
Pueblo Viejo [Member] | Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)		75.00%
Initial delivery maximum (in ounces) | ozt		50,000,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)		37.50%
Contract obligation, total ounces delivered | ozt	11,000,000
Fixed recovery rate (as percent)		70.00%
Pueblo Viejo [Member] | Royal Gold | Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)		7.50%
Initial delivery maximum (in ounces) | ozt		990,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)		3.75%
Contract obligation, total ounces delivered | ozt	317,000
Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)	100.00%		100.00%